Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment intangible assets	$ 0	$ 236,833
Impairment related to deferred production cost	330,340	768,459
Deferred revenue	421
Advertising costs	$ 565,000	$ 1,240,000
Concentration Risk, Percentage	13.00%	15.00%
Functional currencies translation	1.1215%	1.1444%
weighted average exchange rate in foreign currency translation	1.1194%	1.1809%
Accumulated Other Comprehensive Income (Loss)	$ 2,124	$ 198,513
Percentage of company's consolidated revenues accounted by largest customer	12.00%
Minimum [Member]
Definite lives with intangible assets	2 years
Maximum [Member]
Definite lives with intangible assets	10 years